Property and Equipment (Details) - USD ($)	6 Months Ended	12 Months Ended
	May 31, 2018	Nov. 30, 2017
Cost, beginning balance	$ 7,940,320
Additions	93,933	$ 1,898,751
Cost, ending balance	8,034,253	7,940,320
Accumulated amortization, beginning balance	4,672,769
Depreciation	302,026	520,838
Accumulated amortization, ending balance	4,974,795	4,672,769
Net book value	3,059,458	3,267,551
Computer Equipment [Member]
Cost, beginning balance	530,750
Additions	18,376	235,454
Cost, ending balance	549,126	530,750
Accumulated amortization, beginning balance	286,483
Depreciation	37,513	47,811
Accumulated amortization, ending balance	323,996	286,483
Net book value	225,130	244,267
Computer Software [Member]
Cost, beginning balance	156,059
Additions	0	31,908
Cost, ending balance	156,059	156,059
Accumulated amortization, beginning balance	131,128
Depreciation	6,232	13,622
Accumulated amortization, ending balance	137,360	131,128
Net book value	18,699	24,931
Furniture and Fixtures [Member]
Cost, beginning balance	172,498
Additions	0	42,638
Cost, ending balance	172,498	172,498
Accumulated amortization, beginning balance	119,990
Depreciation	5,251	10,747
Accumulated amortization, ending balance	125,241	119,990
Net book value	47,257	52,508
Laboratory Equipment [Member]
Cost, beginning balance	5,286,803
Additions	75,557	1,353,110
Cost, ending balance	5,362,360	5,286,803
Accumulated amortization, beginning balance	2,669,232
Depreciation	203,522	379,158
Accumulated amortization, ending balance	2,872,754	2,669,232
Net book value	2,489,606	2,617,571
Leasehold Improvements [Member]
Cost, beginning balance	1,441,452
Additions	0	235,641
Cost, ending balance	1,441,452	1,441,452
Accumulated amortization, beginning balance	1,192,946
Depreciation	41,418	49,154
Accumulated amortization, ending balance	1,234,364	1,192,946
Net book value	207,088	248,506
Laboratory Equipment Under Capital Lease [Member]
Cost, beginning balance	276,300
Additions	0	0
Cost, ending balance	276,300	276,300
Accumulated amortization, beginning balance	198,798
Depreciation	7,750	19,376
Accumulated amortization, ending balance	206,548	198,798
Net book value	69,752	77,502
Computer Equipment Under Capital Lease [Member]
Cost, beginning balance	76,458
Additions	0	0
Cost, ending balance	76,458	76,458
Accumulated amortization, beginning balance	74,192
Depreciation	340	970
Accumulated amortization, ending balance	74,532	74,192
Net book value	$ 1,926	$ 2,266